Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 709
2026	408
2027	652
2028	305
2029	716
Thereafter	2,072
Total long-term debt	$ 4,862